SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION
Summary of the share option activity

	Year ended December 31, 2010				Year ended December 31, 2011				Year ended December 31, 2012
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	11,921,485	8.01	6.9	253,681	18,321,585	15.90	7.1	553,155	16,762,302	17.25	6.5	85,750
Granted	6,701,100	31.61	—	(5,341)	992,700	32.91	—	(12,449)	2,205,250	20.76	—	—
Exercised	—	—	—	—	(1,914,088)	1.47	—	36,433	(1,494,420)	5.12	—	5,856
Forfeited or expired	(301,000)	21.43	—	—	(637,895)	27.73	—	—	(1,319,820)	24.75	—	—
Outstanding at end of year	18,321,585	15.90	7.1	553,155	16,762,302	17.25	6.5	85,750	16,153,312	18.30	5.9	29,114
Exercisable at end of year	9,521,087	4.97	5.5	391,562	11,733,255	12.66	5.8	113,896	12,963,768	16.25	5.4	29,112
Expected to vested at end of year									2,291,313	28.37	7.5	—

Summary of unvested options under the employee share option plan and changes during the year ended

	Year ended December 31, 2012
	Shares	Weighted Average Grant-date fair value
Unvested at January 1, 2012	5,801,488	11.30
Granted	2,205,250	12.42
Vested	(3,632,765)	11.32
Forfeited	(889,054)	10.65
Unvested at December 31, 2012	3,484,919	11.91

Binomial Pricing model
SHARE BASED COMPENSATION
Schedule of assumptions used

	Year ended December 31, 2011	Year ended December 31, 2012
Risk-free rate of return	1.20%~4.40%	3.2%~3.26%
Exercise multiple (applicable to awards granted to employees only)	2~3	2~3
Post-vesting forfeiture rate (applicable to awards granted to employees only)	3%	0%~1%
Expected term	1.5~10	1.5~10
Volatility rate	41.00%~50.00%	47%
Weighted average volatility rate	46.54%	47%
Dividend yield	—	—

Black-Scholes model
SHARE BASED COMPENSATION
Schedule of assumptions used
Year ended December 31, 2010
Risk-free rate of return	2.04%~4.24%
Expected term	4.2~10.0
Volatility rate	45.80%~52.10%
Weighted average volatility rate	47.42%
Dividend yield	—